UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  November 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

M.D. Sass Equity Income Plus Fund
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

November 30, 2014

Investment Advisers

M.D. Sass Investors Services, Inc.
M.D. Sass, LLC
1185 Avenue of the Americas
18th Floor
New York, New York 10036

Phone: 1-855-MDS-FUND (1-855-637-3863)

Table of Contents

LETTERS TO SHAREHOLDERS	3

EXPENSE EXAMPLES	7

INVESTMENT HIGHLIGHTS	9

SCHEDULES OF INVESTMENTS	15

SCHEDULE OF OPTIONS WRITTEN	18

STATEMENTS OF ASSETS AND LIABILITIES	28

STATEMENTS OF OPERATIONS	29

STATEMENTS OF CHANGES IN NET ASSETS	30

FINANCIAL HIGHLIGHTS	32

NOTES TO FINANCIAL STATEMENTS	36

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT	47

NOTICE OF PRIVACY POLICY & PRACTICES	50

ADDITIONAL INFORMATION	51

Dear Shareholder of the M.D. Sass Equity Income Plus Fund (the “Fund”),

Performance

The Fund, launched June 28, 2013, grew to over $100MM in assets this November.  From inception through November 30, 2014, MDEIX has now generated a +12.30% annualized return (MDEPX +12.05% annualized without the load; +7.49% annualized with the load) with a 7.55% annualized standard deviation.

Average Annual Total Return as of 11/30/14
	1 Year	Since Inception 06/28/13
MDEIX Institutional Class	7.45%	12.30%
MDEPX Retail Class w/out load	7.10%	12.05%
MDEPX Retail Class w/load	0.94%	7.49%
CBOE S&P 500 BuyWrite Index (BXM)	6.59%	8.82%

MDEIX Institutional Gross Expense ratio: 1.29%; MDEIX Institutional Net Expense ratio: 0.75%*
MDEPX Retail Gross Expense ratio: 1.56%; MDEPX Retail Net Expense ratio: 1.10%*

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data quoted “w/load” reflects the 5.75% maximum sales charge. Performance data quoted “w/out load” does not reflect this sales charge. If reflected, total returns would be reduced. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-637-3863.

*	The Adviser has contractually agreed to waive its fees through June 29, 2016.

For the 6-month period ended November 30, 2014, MDEIX returned +3.65% (MDEPX returned +3.54% over the same period without the load; -2.42% inclusive of the load), significantly outpacing the CBOE S&P 500 BuyWrite Index’s (BXM) -0.94% decline over the same time period.  The Fund’s results included a performance drag of -1.29% from the purchase of S&P 500 index puts, as a potential hedge against a sharp market decline, which the BXM Index does not have.  Therefore, we believe our results are even more compelling relative to the benchmark on a risk-adjusted basis.

During the 6-month period, stocks (inclusive of dividends) contributed +8.64%, while the sale of covered calls and the purchase of puts detracted from performance as expected amidst a rising overall market (S&P 500 +8.58% over the 6 months).  The largest stock/call contributors to performance were Apple Inc. (AAPL), North Star Realty Finance Corp. (NRF), and AMC Entertainment Holdings, Inc. (AMC), while the most significant stock/call detractors were energy holdings – Exterran Holdings, Inc. (EXH), Schlumberger (SLB), and Occidental Petroleum (OXY).

Portfolio Characteristics

Looking forward, we believe the Fund can potentially benefit from the potential cash flow generation of the portfolio in 2015 given its focus on attractively valued stocks with high and potentially growing dividends, attractive call premium, and relatively “cheap” index puts.  As of November 30, 2014, the net cash flow, before fund expenses, was 9.0%, comprised of the following:

Fund Cash Flow Characteristics as of November 30, 2014:

Call Premium:	8.9%	30-day SEC Yield	Subsidized	Unsubsidized
Dividend Yield:	3.3%	MDEIX	2.62%	2.34%
Cost of Puts:	-3.2%	MDEPX	2.13%	1.88%
Net Cash Flow	9.0%

Additionally, in our view, the portfolio is well hedged against a steep market correction with index puts. The characteristics of the portfolio’s puts were as follows as of November 30, 2014:

Weighted Average Downside to Put Strike:	-11%
Weighted Average Days until Expiry of Puts:	109
Percentage of Portfolio Value Covered:	80%

Market Environment for the M.D. Sass Equity Income Plus Strategy

We believe that the current market environment suits our strategy for several reasons:

1.
Correlations have decreased: Post-crisis, the market went through an extended period of high correlation – in other words, stocks were moving together based on macro sentiment rather than on the individual stock fundamentals.  We have now entered a period of low correlation which, we believe, is opportune for stock pickers like ourselves.

2.
Hedging with puts has been “cheap”: The VIX index is a measure of implied volatility in option prices.  The lower the VIX, the more likely options will trade with lower embedded premiums. While volatility has increased recently, the VIX remains at relatively low levels historically.  We believe the puts in the portfolio are a cheap hedge against a market downturn.

3.
Volatility has increased: As noted, volatility has returned more recently with the markets experiencing meaningful declines in late September/early October and then again in early December only to rebound fully in the ensuing weeks.  In such an environment, the strategy’s ability to produce returns with a potentially lower risk profile through its cash flow generation and index puts may be further highlighted.

4.
Yield is scarce: In this low interest rate environment, investors demand yield but are concerned about bearing too much interest rate risk. We believe high dividend yielding stocks with growing dividends offer an attractive alternative to yield starved investors. Increased demand for growing, high dividend yielding stocks may also bode well for the Fund’s long equity investments.

We appreciate the confidence our shareholders have placed in us.

Past performance is not a guarantee of future results.  Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Opinions expressed are those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in a limited number of companies. Therefore, changes in the value of a single security may have a more significant effect on the value of the Fund’s portfolio than for other funds that invest in a greater number of companies. The Fund invests in mid-cap companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies. The Fund invests in options, which may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited. There is no assurance that a closing transaction on a call option can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. If an index put option purchased by the Fund were permitted to expire without being exercised, its premium would represent a loss realized by the Fund. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.

Absolute return strategies are not intended to outperform stocks and bonds during strong market rallies.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

CBOE S&P 500 BuyWrite Index (BXM): The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.  One cannot invest directly in an index.

S&P 500 Index: The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.  One cannot invest directly in an index.

VIX Index: A measure of implied volatility in the stock market that is calculated on the basis of short-term index options on the S&P 500 Index.  A high VIX index signals anxiety and fear in the market and typically occurs after a sharp decline in stock prices.  A low VIX index generally follows calm markets and rising prices.

Dividend Yield: A financial ratio that shows how much a company pays out in dividends each year relative to its share price.  In the absence of any capital gains, the dividend yield is the return on investment for a stock.

Weighted Average Downside to Put Strike: The amount which a reference security must decline for a put to have value.

The 30-Day SEC Yield is computed under an SEC standardized formula based on net income earned over the past 30 days.  It is a “subsidized” yield, which means it includes contractual expense reimbursements and it would be lower without those reimbursements.  The Unsubsidized 30-Day SEC Yield is computed under an SEC standardized formula based on net income earned over the past 30 days. It excludes contractual expense reimbursements, resulting in a lower yield.

This Fund is distributed by Quasar Distributors, LLC.

This report must be preceded or accompanied by a prospectus.

Dear Shareholder of the M.D. Sass 1-3 Year U.S. Agency Bond Fund (the “Fund”),

Performance

For the 6-month period ended November 30, 2014, MDSIX and MDSHX returned +0.43% and +0.31%, respectively, after fees and expenses, navigating through significant volatility in interest rates created by global growth uncertainty and a downshift in crude oil prices.  Returns for the period were driven by the Fund’s yield coming from our carefully selected portfolio of U.S. Agency Mortgage Backed Securities (“MBS”) along with opportunistic trading.  The BofA Merrill Lynch 1-3 Year U.S. Treasury Index returned +0.41% during the same period.  Notably, as of November 30th, the Fund’s 30-day SEC Yield stood at +3.36% for MDSIX and +3.11% for MDSHX – an attractive yield profile that we believe should help buffer overall returns to the extent interest rate volatility continues.

Market Review

As noted above, the bond market over the 6 month period was dominated by market concerns over divergent global economic growth.  As Europe faces a threat of deflation, the European Central Bank Governing Council eased monetary policy further in September by cutting the deposit rate to -0.20%, in addition to new securities purchase programs.  The Bank of Japan also launched a second round of Quantitative and Qualitative Easing in October.  Both measures supported global fixed income markets.

The International Monetary Fund’s trimming of 2015 global growth forecasts, weak European economic conditions, and the dovish Federal Operating Market Committee (“FOMC”) minutes for September triggered a “flash crash” in Treasuries on October 15th, when 10-year Treasury yields dropped significantly in minutes to levels not seen since the first half of 2013 and then retraced most of that fall intraday.  Geopolitical risks and emerging markets currency and equity markets underperformance further boosted market volatility.

The recent downshift in crude oil prices as a sign of a weak global economic recovery also drove the longer end of the U.S. Treasury yield curve lower.  Importantly, the net effect of lower energy prices and a stronger U.S. dollar weakened inflation expectations and hindered the economy’s progress towards the Federal Reserve’s (“Fed”) 2% annual inflation goal.  Separately, the fall in oil price negatively impacted high-yield bonds during the period given the sector’s exposure to energy companies.

Market Outlook

We are very positive on the outlook for the U.S. Agency MBS sector for the following reasons:

•
Attractive Valuation:  In our view, U.S. Agency MBS have continued to offer attractive valuation relative to U.S. Treasuries and other high yield sectors.  The significant tightening of credit spreads during the Fed’s quantitative easing era may reverse as interest rates back up and normalize.

•
Limited high quality investment alternatives:  The spectrum of high quality type investments with any viable income is very limited.  The European Asset Backed Securities (“ABS”) purchase program highlighted the scarcity of global supply in high quality assets.  Additional regulatory requirements, such as the Basel III (The Third Basel Accord is a comprehensive set of reform measures, developed by the Basel Committee on Banking Supervision, to strengthen the regulation, supervision, and risk management of the global banking sector) and its Risk Weighted Assets framework, support the demand for high quality fixed income securities.

•
Federal Reserve Sponsorship:  In the September FOMC press conference, Chair Yellen commented that “the committee does not anticipate selling agency MBS as part of the normalization process”, which implies that runoff will be the primary means of reduction of the Fed’s approximately $1.7 trillion MBS portfolio.  This is consistent with Fed’s forward guidance, as a premature end to reinvestment could pull forward market expectations of monetary policy tightening.  The potential of the Fed’s holding MBS indefinitely constitutes a strong technical for the sector.

•
Supply/Demand Considerations:  Due to capacity reduction, higher origination and compliance costs related to the consumer Financial Protection Bureau’s Qualified Mortgage (QM) rules, and lingering representation/warranty concerns, net issuance has remained subdued at $79 billion year-to-date through November (relative to $206 billion for 2013).  On the demand side, we believe money managers’ underweight of agency MBS relative to credit should also cushion MBS spread widening.

•
Policy tailwinds: The Federal Housing Finance Agency (“FHFA”) recently focused on the structure of a “Single Security for Fannie and Freddie”, in the context of the longer term goal of Government Sponsored Entity (“GSE”)

reform and the creation of a new single government agency.  While the FHFA acknowledges that implementing the Single Security program will be a multiyear effort, it indicates the policymakers’ clear intention of reducing the role of the GSEs, which we believe will induce an element of scarcity to issuance patterns of U.S. Agency MBS, and supports relative yield spreads in this sector.

•
Global Macro-economic Uncertainties:  To the extent concerns around global economic headwinds including weak organic economic growth in both the developed markets (e.g. Europe) and Emerging Markets (EM) countries (e.g. China) and geopolitical risks become heightened, we believe investors may seek out high quality securities like agency MBS.

Past performance is not a guarantee of future results.

Opinions expressed as those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. However, this Fund only intends to invest in 1 to 3 year duration securities. Investments in U.S. Agency Mortgage Backed Securities include additional risks that investors should be aware of such as prepayment risk, extension risk, and possible illiquidity. The federal government guarantees interest payments from government securities while the Fund offers no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index:  An unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.  It is not possible to invest in an index.

Duration:  A measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates.  Duration is expressed as a number of years. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

Spread:  is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

This Fund is distributed by Quasar Distributors, LLC.

This report must be preceded or accompanied by a prospectus.

M.D. Sass Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.(1)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Retail Class shares of the Equity Income Plus Fund you will pay a maximum initial sales charge of 5.75% when you invest. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the examples. The examples include, but are not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

M.D. Sass Equity Income Plus Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)(2)
Institutional Class
Actual	$1,000.00	$1,036.50	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80

Retail Class
Actual	$1,000.00	$1,035.40	$5.61
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57

(1)	The period is June 1, 2014 – November 30, 2014.
(2)
Expenses for the Institutional Class and Retail Class are equal to the annualized expense ratio of 0.75%  and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 183/365.

M.D. Sass Funds
Expense Examples (Continued)
(Unaudited)

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)(2)
Institutional Class
Actual	$1,000.00	$1,004.30	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.76	$3.35

Retail Class
Actual	$1,000.00	$1,003.10	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.61

(1)	The period is June 1, 2014 – November 30, 2014.
(2)
Expenses for the Institutional Class and Retail Class are equal to the annualized expense ratio of  0.63%  and 0.89%, respectively, multiplied by the average account value over the period, multiplied by 183/365.

M.D. Sass Equity Income Plus Fund
Investment Highlights
(Unaudited)

The Fund seeks to generate income as well as capital appreciation, while emphasizing downside protection.  To achieve its investment objective, the Fund will normally invest in a diversified portfolio of rigorously researched, dividend paying, common stocks that the Adviser believes are undervalued.  The Adviser will also seek to enhance equity returns by writing (selling) covered call options with exercise prices that are generally above the current market prices of the underlying stocks.  Additionally, for hedging purposes, to protect the Fund from significant market declines that may occur before the expiration of the put option, the Fund will periodically buy put options on equity security indices.  The Fund’s allocation of portfolio holdings as of November 30, 2014 is shown below.

Allocation of Portfolio Holdings
(as a percentage of total investments)*

*	Written Options (4.08)%

Continued

M.D. Sass Equity Income Plus Fund – Institutional Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2014

			Annualized
			Since
	Six	One	Inception
	Months	Year	(6/28/13)
M.D. Sass Equity Income Plus Fund – Institutional Class	3.65%	7.45%	12.30%
CBOE S&P 500 Buy Write Index	-0.94%	6.59%	8.82%
S&P 500 Index	8.58%	16.86%	21.88%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The CBOE S&P 500 BuyWrite Index is designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.  The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

One cannot invest directly in an index.

Growth of $1,000,000 Investment

*	Inception Date

M.D. Sass Equity Income Plus Fund – Retail Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2014(1)

			Annualized
			Since
	Six	One	Inception
	Months	Year	(6/28/13)
M.D. Sass Equity Income Plus Fund
Retail Class (with sales charge)	-2.42%	0.94%	7.49%
Retail Class (without sales charge)	3.54%	7.10%	12.05%
CBOE S&P 500 Buy Write Index	-0.94%	6.59%	8.82%
S&P 500 Index	8.58%	16.86%	21.88%

(1)
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75%.  Returns without sales charge do not reflect the current maximum sale charge.  Had the sales charge been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The CBOE S&P 500 BuyWrite Index is designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.  The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Investment Highlights
(Unaudited)

The Fund’s investment objective seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.  To achieve its investment objective, the Fund invests at least 95% of its assets in U.S. Government and agency mortgage-backed securities (“MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac), and collateralized mortgage obligations (“CMOs”), backed by U.S. Government and Agency MBS.  Some of the Fund’s investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.  The Fund’s allocation of portfolio holdings as of November 30, 2014 is shown below.

Allocation of Portfolio Holdings
(as a percentage of total investments)

Continued

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Institutional Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2014

			Annualized
				Since
	Six	One	Three	Inception
	Months	Year	Years	(6/30/11)
M.D. Sass 1-3 Year Duration
U.S. Agency Bond Fund – Institutional Class	0.43%	1.27%	0.91%	1.32%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.41%	0.73%	0.57%	0.68%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The BofA Merrill Lynch 1-3 U.S. Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

One cannot invest directly in an index.

Growth of $100,000 Investment

*	Inception Date

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Retail Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2014

			Annualized
			Since
	Six	One	Inception
	Months	Year	(12/30/11)
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Retail Class	0.31%	1.05%	0.60%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.41%	0.73%	0.57%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The BofA Merrill Lynch 1-3 U.S. Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

M.D. Sass Equity Income Plus Fund

Schedule of Investments

November 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS* – 83.18%

Airlines – 4.17%
Delta Air Lines, Inc.	95,600	$4,461,652

Chemicals – 4.77%
Monsanto Co.	26,100	3,129,651
Rockwood Holdings, Inc.	25,300	1,972,135
		5,101,786

Commercial Banks – 0.43%
Citizens Financial Group, Inc.	18,800	463,044

Commercial Services & Supplies – 3.22%
ADT Corp.	98,500	3,441,590

Computers & Peripherals – 2.83%
Apple, Inc.	25,480	3,030,336

Consumer Finance – 3.27%
Capital One Financial Corp.	42,000	3,494,400

Energy Equipment & Services – 4.83%
Exterran Holdings, Inc.	74,600	2,499,100
Schlumberger Ltd. (a)(b)	31,000	2,664,450
		5,163,550

Food & Staples Retailing – 6.15%
CVS Health Corp.	40,400	3,690,944
Walgreen Co.	42,000	2,881,620
		6,572,564

Food Products – 1.62%
Mondelez International, Inc.	44,300	1,736,560

Health Care Equipment & Supplies – 2.09%
Medtronic, Inc.	30,300	2,238,261

Health Care Providers & Services – 1.97%
McKesson Corp.	10,000	2,107,600

Hotels, Restaurants & Leisure – 6.40%
Apollo Global Management, LLC	147,000	3,592,680
Six Flags Entertainment Corp.	80,100	3,256,065
		6,848,745

Insurance – 8.88%
Hartford Financial Services Group, Inc.	78,400	3,237,920
MetLife, Inc.	61,600	3,425,576
Prudential Financial, Inc.	33,400	2,838,332
		9,501,828

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Investments (Continued)

November 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS* – 83.18% (Continued)

Media – 13.51%
AMC Entertainment Holdings, Inc.	131,000	$3,434,820
Lamar Advertising Co.	74,556	3,973,089
Sinclair Broadcast Group, Inc.	133,361	3,888,807
Time Warner, Inc.	37,100	3,157,952
		14,454,668

Oil, Gas & Consumable Fuels – 4.46%
Occidental Petroleum Corp.	24,500	1,954,365
Williams Companies, Inc.	54,400	2,815,200
		4,769,565

Paper & Forest Products – 2.39%
International Paper Co.	47,400	2,551,068

Pharmaceuticals – 6.81%
Pfizer, Inc.	60,500	1,884,575
Sanofi – ADR	56,500	2,728,385
Teva Pharmaceutical Industries Ltd. – ADR	46,900	2,672,362
		7,285,322

Specialty Retail – 2.51%
Williams-Sonoma, Inc.	36,000	2,684,160

Thrifts & Mortgage Finance – 2.87%
Home Loan Servicing Solutions Ltd. (a)	157,000	3,067,780

Trading Companies & Distributors – 0.00%
Veritiv Corp. (c)	2	101
TOTAL COMMON STOCKS (Cost $80,681,079)		88,974,580

REAL ESTATE INVESTMENT TRUSTS* – 12.59%
Crown Castle International Corp.	38,200	3,174,038
Gaming & Leisure Properties, Inc.	106,112	3,384,973
NorthStar Realty Finance Corp.	214,700	3,922,569
Outfront Media, Inc.	110,145	2,980,524
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,224,160)		13,462,104

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Investments (Continued)

November 30, 2014 (Unaudited)

	Contracts	Value

PURCHASED OPTIONS – 0.95%

Put Options – 0.95%
iShares Russell 2000 ETF Expiration: December, 2014, Exercise Price: $111.00	600	$34,200
SPDR S&P 500 ETF Trust
Expiration: December 2014, Exercise Price: $174.00	850	9,350
Expiration: December 2014, Exercise Price: $180.00	273	2,730
Expiration: December 2014, Exercise Price: $184.00	250	3,750
Expiration: June 2015, Exercise Price: $183.00	1,200	437,400
Expiration: March 2015, Exercise Price: $180.00	1,050	140,700
Expiration: March 2015, Exercise Price: $190.00	250	61,000
Expiration: September 2015, Exercise Price: $196.00	375	328,312
TOTAL PURCHASED OPTIONS (Cost $2,230,621)		1,017,442

	Shares

SHORT-TERM INVESTMENT – 3.57%
First American U.S. Treasury Money Market Fund, 0.000% (b)	3,813,567	3,813,567
TOTAL SHORT-TERM INVESTMENT (Cost $3,813,567)		3,813,567

Total Investments (Cost $100,949,427) – 100.29%		107,267,693
Liabilities in Excess of Other Assets – (0.29)%		(308,272)
TOTAL NET ASSETS – 100.00%		$106,959,421

*	All or portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2014.
(c)	Non-income producing security.
ADR  American Depositary Receipt.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Options Written

November 30, 2014 (Unaudited)

	Contracts	Value

CALL OPTIONS
ADT Corp.
Expiration: January 2015, Exercise Price: $34.00	985	$174,837
AMC Entertainment Holdings, Inc.
Expiration: December 2014, Exercise Price: $25.00	910	111,475
Expiration: March 2015, Exercise Price: $22.50	200	81,000
Expiration: March 2015, Exercise Price: $25.00	200	49,000
Apollo Global Management LLC
Expiration: December 2014, Exercise Price: $25.00	1,467	55,012
Apple, Inc.
Expiration: January 2015, Exercise Price: $120.00	252	91,980
Capital One Financial Corp.
Expiration: December 2014, Exercise Price: $82.50	420	73,500
Citizens Financial Group, Inc.
Expiration: April 2015, Exercise Price: $25.00	188	19,740
Crown Castle International Corp.
Expiration: January 2015, Exercise Price: $82.50	382	91,680
CVS Health Corp.
Expiration: February 2015, Exercise Price: $90.00	202	72,720
Expiration: February 2015, Exercise Price: $92.50	202	41,006
Delta Air Lines, Inc.
Expiration: January 2015, Exercise Price: $40.00	877	622,670
Expiration: February 2015, Exercise Price: $44.00	79	39,342
Exterran Holdings, Inc.
Expiration: February 2015, Exercise Price: $40.00	746	59,680
Gaming & Leisure Properties, Inc.
Expiration: January 2015, Exercise Price: $29.60	531	130,095
Expiration: January 2015, Exercise Price: $34.60	530	10,600
Hartford Financial Services Group, Inc.
Expiration: March 2015, Exercise Price: $41.00	784	139,160
Home Loan Servicing Solutions Ltd.
Expiration: December 2014, Exercise Price: $20.00	660	16,500
Expiration: January 2015, Exercise Price: $20.00	380	22,420
Expiration: April 2015, Exercise Price: $17.50	530	129,850
International Paper Co.
Expiration: December 2014, Exercise Price: $52.00	474	109,731
Lamar Advertising Co.
Expiration: January 2015, Exercise Price: $52.50	745	96,850
McKesson Corp.
Expiration: February 2015, Exercise Price: $210.00	100	81,000
Medtronic, Inc.
Expiration: January 2015, Exercise Price: $70.00	303	148,470
MetLife, Inc.
Expiration: December 2014, Exercise Price: $52.50	616	206,360
Mondelez International, Inc.
Expiration: December 2014, Exercise Price: $35.00	443	186,060
Monsanto Co.
Expiration: January 2015, Exercise Price: $115.00	261	168,084

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Options Written (Continued)

November 30, 2014 (Unaudited)

	Contracts	Value
CALL OPTIONS (Continued)
NorthStar Realty Finance Corp.
Expiration: December 2014, Exercise Price: $18.00	2,147	$118,085
Occidental Petroleum Corp.
Expiration: January 2015, Exercise Price: $95.00	245	1,715
Outfront Media, Inc.
Expiration: December 2014, Exercise Price: $33.00	1,101	62,207
Pfizer, Inc.
Expiration: February 2015, Exercise Price: $29.00	605	151,855
Prudential Financial, Inc.
Expiration: March 2015, Exercise Price: $90.00	334	61,790
Rockwood Holdings, Inc.
Expiration: January 2015, Exercise Price: $77.50	253	67,678
Sanofi
Expiration: December 2014, Exercise Price: $46.00	100	24,700
Expiration: December 2014, Exercise Price: $50.00	100	2,500
Expiration: March 2015, Exercise Price: $60.00	365	4,563
Schlumberger Ltd.
Expiration: May 2015, Exercise Price: $105.00	310	36,270
Sinclair Broadcast Group, Inc.
Expiration: December 2014, Exercise Price: $30.00	1,326	79,560
Six Flags Entertainment Corp.
Expiration: March 2015, Exercise Price: $40.00	801	184,230
Teva Pharmaceuticals Industries Ltd.
Expiration: December 2014, Exercise Price: $55.00	469	121,471
Time Warner, Inc.
Expiration: January 2015, Exercise Price: $80.00	143	87,230
Expiration: January 2015, Exercise Price: $82.50	143	59,345
Expiration: April 2015, Exercise Price: $80.00	85	65,025
Walgreen Co.
Expiration: April 2015, Exercise Price: $70.00	420	130,200
Williams – Sonoma, Inc.
Expiration: January 2015, Exercise Price: $75.00	360	79,200
Williams Companies, Inc.
Expiration: December 2014, Exercise Price: $57.50	544	5,440
TOTAL CALL OPTIONS		4,371,886
TOTAL OPTIONS WRITTEN (Premiums received $2,846,928)		$4,371,886

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments

November 30, 2014 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 88.05%
Fannie Mae
TBA, 3.500%, 12/15/2025	$4,125,000	$4,370,084

Fannie Mae – Aces
2014-M10, 0.108%, 09/25/2019 (a)(b)	122,891,155	517,495
2014-M5, 0.507%, 01/25/2017 (a)	1,736,395	1,737,970
2014-M6, 0.447%, 12/25/2017 (a)	2,739,272	2,737,216
2012-M9, 4.038%, 12/25/2017 (a)(b)	12,601,809	1,235,349
2014-M8, 0.407%, 05/25/2018 (a)	2,975,452	2,977,238

Fannie Mae Pool
735794, 7.000%, 06/01/2017	10,282	10,628
545825, 6.000%, 07/01/2017	11,195	11,668
254443, 6.000%, 09/01/2017	33,607	35,255
670372, 6.000%, 09/01/2017	55,146	57,391
254473, 5.500%, 10/01/2017	149,067	158,265
755513, 4.000%, 11/01/2018	37,070	39,421
555872, 5.000%, 11/01/2018	24,031	25,363
889972, 7.000%, 11/01/2018	1,333	1,384
745498, 7.000%, 11/01/2018	4,985	5,178
725098, 5.500%, 12/01/2018	155,661	165,532
255208, 4.000%, 04/01/2019	356,024	378,651
725352, 4.500%, 04/01/2019	547,302	578,309
255176, 4.500%, 04/01/2019	52,093	55,014
761402, 4.500%, 05/01/2019	719,559	764,044
725527, 5.500%, 05/01/2019	41,337	43,930
255273, 4.500%, 06/01/2019	33,644	35,532
725792, 4.500%, 08/01/2019	77,102	81,475
725707, 5.000%, 08/01/2019	271,752	291,957
725993, 6.000%, 09/01/2019	79,796	83,407
735990, 4.500%, 11/01/2019	164,597	173,929
255547, 4.500%, 01/01/2020	260,152	276,048
357695, 4.500%, 01/01/2020	168,197	178,395
995182, 5.500%, 06/01/2020	52,354	55,680
AB1233, 4.000%, 07/01/2020	631,246	671,168
MA0459, 4.000%, 07/01/2020	749,908	797,322
745440, 4.500%, 07/01/2020	37,909	40,056
MA0521, 3.500%, 09/01/2020	382,910	406,156
735920, 4.500%, 10/01/2020	1,037,343	1,101,359
995158, 4.500%, 12/01/2020	501,309	532,257
MA0688, 4.000%, 03/01/2021	985,857	1,048,146
745453, 5.500%, 03/01/2021	177,861	195,512
MA0704, 4.000%, 04/01/2021	514,631	547,293
MA0793, 3.500%, 07/01/2021	2,090,913	2,218,279
890330, 5.000%, 10/01/2021	39,731	42,650
888136, 6.000%, 12/01/2021	256,635	281,664
AE0595, 4.500%, 03/01/2022	737,493	779,355
889143, 4.500%, 05/01/2022	77,367	82,144

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2014 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 88.05% (Continued)
Fannie Mae Pool (Continued)
MA1099, 3.500%, 06/01/2022	$736,326	$781,444
890156, 5.000%, 05/01/2023	45,959	49,881
254762, 5.000%, 05/01/2023	232,871	258,136
254797, 5.000%, 06/01/2023	223,703	247,973
254799, 5.000%, 07/01/2023	369,194	409,249
254954, 4.500%, 10/01/2023	408,730	444,902
254911, 5.000%, 10/01/2023	311,288	345,061
254963, 5.500%, 10/01/2023	38,901	43,512
995874, 5.500%, 11/01/2023	17,764	19,524
725152, 5.500%, 02/01/2024	137,255	154,476
255160, 5.500%, 03/01/2024	273,540	305,941
255226, 5.000%, 05/01/2024	136,993	151,856
255456, 5.500%, 10/01/2024	200,953	224,769
255667, 5.000%, 03/01/2025	244,810	271,370
890216, 4.500%, 07/01/2025	168,587	182,807
735734, 5.500%, 07/01/2025	103,917	116,225
255984, 4.500%, 11/01/2025	28,578	31,107
256045, 5.000%, 12/01/2025	131,824	146,126
256247, 6.000%, 05/01/2026	31,518	35,696
256272, 5.500%, 06/01/2026	1,078	1,206
48081, 4.630%, 12/01/2026 (a)	20,075	20,530
888281, 6.000%, 04/01/2027	166,710	188,767
47935, 4.782%, 05/01/2027 (a)	3,786	3,978
252284, 6.500%, 01/01/2029	178,243	207,864
323591, 6.500%, 03/01/2029	49,707	57,332
676661, 5.500%, 01/01/2033	110,900	125,163
555326, 5.500%, 04/01/2033	392,083	444,796
555424, 5.500%, 05/01/2033	336,653	380,062
555531, 5.500%, 06/01/2033	262,014	295,764
555592, 5.500%, 07/01/2033	109,100	123,169
725205, 5.000%, 03/01/2034	647,882	720,584
745096, 5.500%, 11/01/2034	191,605	216,212
995801, 5.500%, 12/01/2034	31,370	35,356
735989, 5.500%, 02/01/2035	137,682	155,418
888073, 5.500%, 02/01/2035	80,815	91,236
735715, 5.500%, 05/01/2035	328,202	370,350
889929, 5.500%, 08/01/2037	184,514	208,167

Fannie Mae REMICS
2002-7, 5.500%, 03/25/2017	131,116	136,079
2002-11, 5.500%, 03/25/2017	12,833	13,116
2002-7, 6.000%, 03/25/2017	27,718	28,565
2002-59B, 5.500%, 09/25/2017	328,767	343,949
2002-58, 5.500%, 09/25/2017	38,202	39,768
2002-55-GC, 5.500%, 09/25/2017	21,425	22,354
2002-55-QE, 5.500%, 09/25/2017	115,637	120,511
2002-57, 5.500%, 09/25/2017	84,712	88,114

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2014 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 88.05% (Continued)
Fannie Mae REMICS (Continued)
2002-61, 5.500%, 10/25/2017	$32,333	$33,934
2002-74, 5.000%, 11/25/2017	78,701	82,342
2002-72, 5.500%, 11/25/2017	53,361	56,055
2002-62, 5.500%, 11/25/2017	115,550	121,363
2003-27, 3.500%, 03/25/2018	22,346	22,452
2003-21, 5.000%, 03/25/2018	69,103	72,535
2003-57, 3.500%, 06/25/2018	76,773	79,498
2003-57, 5.000%, 06/25/2018	11,389	12,004
2003-74, 3.750%, 08/25/2018	36,257	37,658
2003-91, 4.500%, 09/25/2018	167,235	175,250
2003-81, 4.500%, 09/25/2018	32,437	34,013
2003-108, 4.000%, 11/25/2018	247,089	257,736
2003-128, 4.000%, 01/25/2019	270,672	281,874
2004-3, 4.000%, 02/25/2019	435,846	453,979
2009-37, 4.000%, 04/25/2019	14,217	14,791
1999-15, 6.000%, 04/25/2019	100,644	107,753
2004-27, 4.000%, 05/25/2019	115,708	120,574
2009-70, 5.000%, 08/25/2019	34,627	36,242
2011-9, 5.000%, 04/25/2020	379,645	404,175
1990-73, 0.000%, 07/25/2020 (c)	46,500	45,525
2011-68, 4.500%, 12/25/2020	361,518	381,880
2008-24, 5.000%, 04/25/2023	543,004	572,389
2008-36, 4.500%, 05/25/2023	225,558	241,510
2003-80, 4.000%, 06/25/2023	4,875	5,021
2003-46, 4.000%, 06/25/2023	6,969	7,041
2003-55, 5.000%, 06/25/2023	349,968	380,237
2003-49, 5.500%, 06/25/2023	34,000	34,997
2008-62, 4.000%, 07/25/2023	190,883	199,881
2001-64, 6.000%, 11/25/2031	300,738	339,828
2010-39, 5.000%, 10/25/2032	13,893	14,017
2003-44, 0.905%, 06/25/2033 (a)	307,360	313,292
2005-27, 5.500%, 05/25/2034	37,775	40,014
2005-23, 5.000%, 04/25/2035	41,182	44,134
2005-62, 4.750%, 07/25/2035	59,302	63,053
2006-70, 0.000%, 06/25/2036 (c)	350,488	328,648
2007-33, 5.500%, 04/25/2037	13,350	14,888
2009-15, 4.500%, 10/25/2037	5,009	5,066
2008-53, 1.005%, 07/25/2038 (a)	76,635	78,476
2010-90, 4.000%, 04/25/2040	360,840	377,581

FHLMC Multifamily Structured Pass Through Certificates
K-002, 4.879%, 05/19/2017	333,556	361,824
K-701, 3.882%, 11/25/2017 (a)	853,000	913,721
K-706, 1.691%, 06/25/2018	105,084	106,515
K-F01, 0.505%, 04/25/2019 (a)	511,520	512,131
K-714, 0.882%, 10/25/2020 (a)(b)	12,100,448	442,150
Q-001, 1.701%, 04/25/2021	1,000,000	1,003,744

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

  November 30, 2014 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 88.05% (Continued)
FHLMC Multifamily Structured Pass Through Certificates (Continued)
K-023, 1.436%, 08/25/2022 (a)(b)	$4,940,593	$395,467

FHLMC-GNMA
G023, 0.605%, 11/25/2023 (a)	267,252	270,419

Freddie Mac Gold Pool
E0-1098, 6.000%, 02/01/2017	23,584	24,580
E0-1138, 6.500%, 03/01/2017	18,166	18,900
E0-1140, 6.000%, 05/01/2017	123,931	129,655
G1-1418, 6.500%, 07/01/2017	69,336	72,199
G1-1350, 6.000%, 10/01/2017	58,260	60,623
E0-1251, 5.500%, 11/01/2017	421,102	447,624
G1-1337, 5.500%, 11/01/2017	266,563	283,352
G1-1509, 6.000%, 03/01/2018	50,573	52,942
G1-1516, 6.000%, 03/01/2018	32,037	33,342
E0-1343, 5.000%, 04/01/2018	78,360	82,764
G1-1399, 5.500%, 04/01/2018	66,113	70,277
E0-1386, 5.000%, 06/01/2018	21,401	22,604
E0-1488, 5.000%, 10/01/2018	102,818	108,598
E0-1490, 5.000%, 11/01/2018	339,405	358,483
E0-1497, 5.500%, 11/01/2018	29,106	31,204
G1-2471, 4.500%, 12/01/2018	173,463	182,643
G1-2883, 5.000%, 12/01/2018	179,127	189,195
G1-1731, 5.500%, 12/01/2018	186,015	198,112
G1-1551, 5.500%, 02/01/2019	58,943	62,655
G1-1574, 6.000%, 02/01/2019	56,425	58,990
G1-3052, 5.000%, 03/01/2019	128,242	135,451
B1-5137, 4.000%, 06/01/2019	61,156	64,998
G1-2081, 4.500%, 06/01/2019	27,696	29,211
G1-8009, 5.000%, 09/01/2019	87,155	92,867
G1-1694, 6.500%, 09/01/2019	124,630	130,405
G1-8016, 5.000%, 10/01/2019	373,379	397,857
G1-3330, 6.000%, 10/01/2019	16,343	17,055
G1-8020, 4.500%, 11/01/2019	336,652	355,147
G1-1653, 5.500%, 12/01/2019	172,864	185,323
G1-1649, 4.500%, 02/01/2020	574,039	605,570
G1-1650, 5.000%, 02/01/2020	45,901	48,910
G1-2569, 4.000%, 05/01/2020	348,166	369,975
G1-1717, 5.000%, 06/01/2020	97,633	104,463
G1-1722, 5.000%, 07/01/2020	123,425	132,060
G1-1754, 6.000%, 07/01/2020	3,501	3,791
G1-1720, 4.500%, 08/01/2020	536,662	573,657
G1-3272, 4.500%, 08/01/2020	183,317	193,339
G1-4921, 4.500%, 08/01/2020	1,265,843	1,334,976
G1-1838, 6.000%, 08/01/2020	61,283	65,067
G1-3312, 4.500%, 09/01/2020	101,995	107,581
G1-3318, 5.000%, 10/01/2020	287,871	306,660

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

  November 30, 2014 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 88.05% (Continued)
Freddie Mac Gold Pool (Continued)
G1-1773, 5.000%, 10/01/2020	$70,819	$75,771
G1-2046, 4.000%, 12/01/2020	120,168	127,754
J1-4483, 3.500%, 02/01/2021	302,918	321,448
J1-4426, 3.500%, 02/01/2021	464,562	492,979
G1-2911, 4.000%, 02/01/2021	48,751	51,783
G1-1938, 4.500%, 03/01/2021	169,609	181,331
G1-2189, 5.500%, 03/01/2021	224,115	244,119
J1-5115, 3.500%, 04/01/2021	1,175,250	1,247,139
G1-1941, 5.500%, 04/01/2021	15,678	17,170
G1-2239, 5.500%, 07/01/2021	50,301	55,080
G1-2322, 5.500%, 07/01/2021	22,640	24,792
C9-0457, 6.500%, 07/01/2021	9,846	11,209
G1-3621, 6.500%, 08/01/2021	190,396	198,864
G1-2381, 5.000%, 09/01/2021	264,390	285,161
G1-2456, 4.000%, 10/01/2021	121,628	129,308
G1-2403, 5.000%, 10/01/2021	159,382	171,871
G1-2717, 5.500%, 11/01/2021	22,510	24,254
G1-2942, 4.500%, 01/01/2022	93,352	99,790
G1-2491, 5.000%, 01/01/2022	504,949	544,636
G1-2977, 5.500%, 10/01/2022	94,038	102,973
G3-0234, 6.500%, 11/01/2022	5,419	6,169
G1-2935, 5.000%, 01/01/2023	59,969	64,847
C9-0675, 5.000%, 05/01/2023	142,343	157,612
D9-6027, 5.500%, 05/01/2023	18,878	21,521
C9-0676, 5.500%, 05/01/2023	94,350	105,368
C9-0689, 4.500%, 07/01/2023	223,132	242,372
C9-0690, 5.000%, 07/01/2023	333,674	373,185
C9-0705, 4.500%, 09/01/2023	148,708	161,531
C9-0706, 5.000%, 09/01/2023	18,439	20,417
G1-3345, 6.500%, 10/01/2023	22,659	24,536
G1-3390, 6.000%, 01/01/2024	157,915	175,619
G1-4160, 6.000%, 01/01/2024	147,414	154,995
G1-3692, 5.500%, 02/01/2024	78,804	86,359
G1-3610, 5.500%, 02/01/2024	122,342	134,323
C9-0830, 4.500%, 05/01/2024	331,578	360,169
G1-8330, 4.500%, 11/01/2024	285,936	306,784
E0-2684, 4.500%, 03/01/2025	87,843	93,599
G3-0289, 7.000%, 09/01/2025	712,830	801,207
J1-4785, 4.000%, 03/01/2026	358,366	384,022
G1-4159, 4.000%, 06/01/2026	503,690	539,802
G1-4204, 4.500%, 06/01/2026	539,065	578,378
C9-0989, 6.000%, 09/01/2026	140,763	159,242
C9-1075, 6.000%, 08/01/2027	191,169	216,435
G0-1584, 5.000%, 08/01/2033	213,677	237,337
C0-1649, 5.500%, 10/01/2033	500,411	563,955
G0-5168, 5.000%, 12/01/2034	48,000	53,343
H0-9207, 6.500%, 08/01/2038	209,457	234,370

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

  November 30, 2014 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 88.05% (Continued)
Freddie Mac REMICS
2344, 6.000%, 08/15/2016	$179,202	$185,001
2354, 5.750%, 09/15/2016	84,306	87,152
2381, 5.500%, 11/15/2016	206,439	212,878
3669, 3.500%, 06/15/2017	138,611	139,949
2458, 5.500%, 06/15/2017	29,105	29,947
3204, 5.000%, 08/15/2017	347,332	353,768
2503-TG, 5.500%, 09/15/2017	35,001	36,816
2503-BH, 5.500%, 09/15/2017	16,236	17,051
2508, 5.000%, 10/15/2017	90,363	94,550
2509, 5.000%, 10/15/2017	15,479	16,197
2515, 5.000%, 10/15/2017	157,915	165,304
2510, 5.000%, 10/15/2017	47,863	50,083
2513-DB, 5.000%, 10/15/2017	49,791	52,078
2513-JE, 5.000%, 10/15/2017	87,429	91,458
2564, 5.500%, 10/15/2017	28,589	30,080
2543, 5.000%, 12/15/2017	169,395	177,637
2555, 4.250%, 01/15/2018	114,571	118,923
2575, 5.000%, 02/15/2018	77,817	81,738
2564, 5.000%, 02/15/2018	117,716	123,614
3434, 4.000%, 03/15/2018	4,468	4,469
2629, 4.000%, 03/15/2018	33,572	33,858
2617, 4.500%, 05/15/2018	345,504	361,121
2631, 4.500%, 06/15/2018	73,152	76,453
2627, 4.500%, 06/15/2018	125,273	131,079
2686, 3.500%, 10/15/2018	206,980	214,875
2685, 4.000%, 10/15/2018	389,012	405,160
2696, 4.000%, 10/15/2018	93,474	97,474
2707, 4.500%, 11/15/2018	175,823	185,615
2735, 4.000%, 01/15/2019	387,356	403,236
2773, 4.000%, 04/15/2019	423,013	442,490
2786, 4.000%, 04/15/2019	249,901	262,776
2790, 5.000%, 05/15/2019	81,253	85,785
3414, 4.000%, 12/15/2019	257,667	268,321
2934, 0.000%, 02/15/2020 (c)	122,929	121,445
2958, 4.500%, 04/15/2020	425,258	445,628
3033, 4.500%, 09/15/2020	129,836	137,555
3621, 5.000%, 01/15/2021	225,375	231,365
3288, 4.500%, 03/15/2022	622,788	657,138
3484, 5.000%, 09/15/2022	4,416	4,430
2522, 5.500%, 11/15/2022	633,729	693,985
2649, 3.500%, 07/15/2023	67,507	70,678
2676, 5.000%, 09/15/2023	486,077	529,575
3842, 3.500%, 12/15/2023	105,741	108,242
2720, 5.000%, 12/15/2023	211,296	230,145
2950, 5.000%, 12/15/2023	166,061	167,679
2783, 5.000%, 04/15/2024	320,630	352,895
2824, 5.000%, 07/15/2024	14,826	16,328

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

  November 30, 2014 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 88.05% (Continued)
Freddie Mac REMICS (Continued)
3007, 5.500%, 07/15/2024	$8,373	$8,417
2835, 5.500%, 08/15/2024	175,983	193,661
2892, 5.000%, 11/15/2024	442,225	488,588
3741, 3.500%, 03/15/2025	100,454	105,498
3784, 4.000%, 01/15/2026	106,048	113,303
3178, 6.000%, 09/15/2028	20,396	20,700
2344, 6.500%, 08/15/2031	47,518	54,577
2690, 5.000%, 04/15/2032	126,004	127,546
2752, 5.000%, 10/15/2032	278,084	282,156
3136, 0.461%, 04/15/2036 (a)	408,285	411,182

Freddie Mac Strips
S0-1556, 0.000%, 04/01/2028 (c)	656,953	611,000

Ginnie Mae I Pool
781567X, 5.000%, 02/15/2018	45,638	48,379
781731X, 4.500%, 11/15/2018	186,119	194,979
782098X, 6.000%, 01/15/2020	165,930	174,770
781919X, 5.000%, 05/15/2020	419,304	449,172
782039X, 5.500%, 11/15/2020	176,915	191,820
782232X, 5.000%, 07/15/2021	285,113	305,200
782618X, 4.500%, 04/15/2024	257,263	277,136
741854X, 4.000%, 05/15/2025	425,569	454,188

Government National Mortgage Association
1998-21, 6.500%, 09/20/2028	62,354	70,293
2011-38, 2.528%, 06/16/2034	224,882	226,082
2013-101, 0.514%, 05/16/2035	754,381	735,655
2009-104, 4.250%, 07/20/2036	182,075	187,189
2008-55, 5.000%, 07/20/2037	48,345	49,298
2010-112, 3.000%, 04/20/2038	131,082	135,254
2011-40, 2.500%, 06/20/2038	145,723	148,275
2009-15, 4.250%, 12/20/2038	272,228	284,124
2009-101, 4.000%, 08/20/2039	235,168	250,491
2013-55, 1.579%, 12/16/2042	759,243	749,006
2013-165, 0.455%, 11/20/2043 (a)	526,998	528,514
2013-107, 0.862%, 11/16/2047 (a)(b)	7,771,554	480,243
2013-15, 0.698%, 08/16/2051 (a)(b)	7,967,785	482,963
2013-07, 0.747%, 05/16/2053 (a)(b)	11,935,033	797,362
2013-01, 0.913%, 02/16/2054 (a)(b)	9,678,470	755,830
2013-105, 0.691%, 06/16/2054 (a)(b)	4,856,201	221,724
2013-40, 1.076%, 06/16/2054 (a)(b)	12,652,922	846,101
2013-17, 0.965%, 06/16/2054 (a)(b)	19,339,703	1,225,267
2013-101, 0.923%, 10/16/2054 (a)(b)	7,296,164	419,956
2013-156, 0.936%, 06/16/2055 (a)(b)	7,882,576	493,185
2014-01, 0.884%, 09/16/2055 (a)(b)	9,870,812	586,474
2014-54, 0.907%, 09/16/2055 (a)(b)	14,050,718	949,548

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

  November 30, 2014 (Unaudited)

	Principal
	Amount	Value

Mortgage Backed Securities – 88.05% (Continued)
Government National Mortgage Association (Continued)
2014-120, 0.817%, 04/16/2056 (a)(b)	$3,734,164	$253,169
2014-73, 0.896%, 04/16/2056 (a)(b)	14,905,939	1,013,865
2014-138, 0.932%, 04/16/2056 (a)(b)	3,194,196	246,084
TOTAL MORTGAGE BACKED SECURITIES (Cost $85,641,023)		88,241,593

U.S. GOVERNMENT AGENCY ISSUE – 4.00%
Federal Farm Credit Banks, 0.211%, 02/27/2017 (a)	4,000,000	4,007,136
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $4,000,000)		4,007,136

U.S. GOVERNMENT NOTE/BOND – 6.80%
United States Treasury Floating Rate Note, 0.070%, 01/31/2016 (a)	2,000,000	1,999,850
United States Treasury Note/Bond
0.625%, 08/15/2016	2,500,000	2,511,133
1.750%, 09/30/2019	1,500,000	1,518,399
United States Treasury Inflation Indexed Bonds, 0.500%, 04/15/2015	790,826	786,687
TOTAL U.S. GOVERNMENT NOTE/BOND (Cost $6,822,389)		6,816,069

SHORT-TERM INVESTMENT – 5.38%
First American U.S. Treasury Money Market Fund, 0.000% (a)	5,390,511	5,390,511
TOTAL SHORT-TERM INVESTMENT (Cost $5,390,511)		5,390,511

Total Investments (Cost $101,853,923) – 104.23%		104,455,309
Liabilities in Excess of Other Assets – (4.23)%		(4,234,050)
TOTAL NET ASSETS – 100.00%		$100,221,259

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2014.
(b)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(c)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds

Statements of Assets and Liabilities

  November 30, 2014 (Unaudited)

	Equity	1-3 Year Duration
	Income	U.S. Agency
	Plus Fund	Bond Fund
ASSETS
Investments, at value (cost $100,949,427 and $101,853,923, respectively)	$107,267,693	$104,455,309
Cash	2,847,058	—
Dividends and interest receivable	833,689	415,229
Receivable for Fund shares sold	495,966	33,978
Other assets	23,700	19,910
TOTAL ASSETS	111,468,106	104,924,426

LIABILITIES
Written options, at value (premiums received of $2,846,928 and $0, respectively)	4,371,886	—
Payable for investments purchased	—	4,577,208
Payable to affiliates	40,730	63,067
Payable for Fund shares redeemed	30,015	—
Payable for distribution fees	864	2,131
Payable to Adviser	39,627	25,370
Payable for shareholder servicing fees	1,378	—
Accrued expenses and other liabilities	24,185	35,391
TOTAL LIABILITIES	4,508,685	4,703,167
NET ASSETS	$106,959,421	$100,221,259

Net Assets Consist Of:
Paid-in capital	$100,654,416	$102,057,059
Accumulated net investment gain (loss)	949,857	(356,605)
Accumulated net realized gain (loss) from investments	561,839	(4,080,581)
Net unrealized appreciation (depreciation) on investments
Investments and purchased options	6,318,266	2,601,386
Written options	(1,524,957)	—
Net Assets	$106,959,421	$100,221,259

Retail Class Shares
Net assets	1,965,836	1,298,267
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	171,572	131,680
Net asset value and redemption price per share	$11.46	$9.86
Maximum offering price per share(1)	$12.16	$9.86

Institutional Class Shares
Net assets	104,993,585	98,922,992
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	9,152,895	9,876,441
Net asset value, offering price and redemption price per share	$11.47	$10.02

(1)	Reflects a maximum sales charges of 5.75% for the Equity Income Plus Fund ($11.46 / 0.9425).

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds

Statements of Operations

For the Six Months Ended November 30, 2014 (Unaudited)

	Equity	1-3 Year Duration
	Income	U.S. Agency
	Plus Fund	Bond Fund

INVESTMENT INCOME
Dividend income	$1,736,952 (1)	$—
Interest income (net of amortization and paydown gains and losses)	—	864,767
TOTAL INVESTMENT INCOME	1,736,952	864,767

EXPENSES
Management fees	320,273	160,997
Administration and accounting fees	49,222	53,761
Federal and state registration fees	26,971	18,055
Transfer agent fees and expenses	22,790	21,836
Audit and tax fees	9,516	9,167
Legal fees	6,122	12,389
Chief Compliance Officer fees	6,039	6,039
Custody fees	4,990	11,695
Reports to shareholders	3,975	7,265
Trustees’ fees	2,562	2,562
Distribution fees – Retail Class	2,148	1,458
Pricing expenses	1,647	33,502
Shareholder servicing fees – Retail Class	859	—
Other expenses	3,044	4,624
TOTAL EXPENSES	460,158	343,350
Less waivers and (reimbursement)/recoupment by Adviser (Note 4)	(136,879)	9,589
NET EXPENSES	323,279	352,939

NET INVESTMENT INCOME	1,413,673	511,828

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments:
Investments and purchased options	2,981,009	258,884
Written options	(1,404,888)	—
Change in net unrealized appreciation (depreciation) on investments:
Investments and purchased options	1,218,918	(325,236)
Written options	(1,160,208)	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,634,831	(66,352)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,048,504	$445,476

(1)	Net of $18,493 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2014	Period Ended
	(Unaudited)	May 31, 2014(1)
FROM OPERATIONS
Net investment income	$1,413,673	$1,405,382
Net realized gain (loss) from:
Investments and purchased options	2,981,009	(55,989)
Written options	(1,404,888)	(958,293)
Change in net unrealized appreciation (depreciation) on:
Investments and purchased options	1,218,918	5,099,348
Written options	(1,160,208)	(364,749)
Net increase in net assets from operations	3,048,504	5,125,699

FROM DISTRIBUTIONS
Net investment income – Retail Class	(11,558)	(17,975)
Net investment income – Institutional Class	(613,089)	(1,226,576)
Net decrease in net assets resulting from distributions paid	(624,647)	(1,244,551)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Retail Class	707,184	1,740,181
Proceeds from shares sold – Institutional Class	33,181,136	49,358,316
Proceeds from shares issued from transfers in-kind – Institutional Class(2)	—	23,493,774
Shares issued in reinvestment of distributions – Retail Class	10,481	17,254
Shares issued in reinvestment of distributions – Institutional Class	575,248	1,189,482
Payments for shares redeemed – Retail Class	(66,070)	(513,202)
Payments for shares redeemed – Institutional Class	(2,528,603)	(6,510,765)
Net increase in net assets from capital share transactions	31,879,376	68,775,040

TOTAL INCREASE IN NET ASSETS	34,303,233	72,656,188

NET ASSETS:
Beginning of period	72,656,188	—
End of period	$106,959,421	$72,656,188

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$949,857	$160,831

(1)	The Equity Income Plus Fund commenced operations on June 28, 2013.
(2)	See Note 8 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014
FROM OPERATIONS
Net investment gain	$511,828	$130,125
Net realized gain from investments	258,884	848,326
Change in net unrealized appreciation (depreciation) on investments	(325,236)	119,591
Net increase in net assets from operations	445,476	1,098,042

FROM DISTRIBUTIONS
Net investment income – Retail Class	(8,403)	(13,031)
Net investment income – Institutional Class	(863,265)	(1,276,134)
Net investment income – StoneCastle Treasurer Class(1)	—	(11,151)
Net decrease in net assets resulting from distributions paid	(871,668)	(1,300,316)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Retail Class	215,003	2,005
Proceeds from shares sold – Institutional Class	5,697,230	55,834,309
Proceeds from shares sold – StoneCastle Treasurer Class	—	2,000,000
Proceeds from exchange of StoneCastle Treasurer Class shares(1)	—	2,021,105
Shares issued in reinvestment of distributions – Retail Class	8,400	10,998
Shares issued in reinvestment of distributions – Institutional Class	700,585	941,614
Shares issued in reinvestment of distributions – StoneCastle Treasurer Class	—	11,151
Payments for shares redeemed – Retail Class	(1,429)	(2,033,740)
Payments for shares redeemed – Institutional Class	(16,456,965)	(73,206,997)
Payments for shares redeemed – StoneCastle Treasurer Class	—	(10,147)
Payments for exchange to Institutional Class	—	(2,021,105)
Net decrease in net assets from capital share transactions	(9,837,176)	(16,450,807)

TOTAL DECREASE IN NET ASSETS	(10,263,368)	(16,653,081)

NET ASSETS:
Beginning of period	110,484,627	127,137,708
End of period	$100,221,259	$110,484,627

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME (LOSS)	$(356,605)	$3,235

(1)	The StoneCastle Treasurer class shares converted to Institutional Class shares on February 20, 2014.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund – Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014(1)
Net Asset Value, Beginning of Period	$11.15	$10.00

Income from investment operations:
Net investment income(2)(3)	0.19	0.31
Net realized and unrealized gain on investments	0.22	1.06
Total from investment operations	0.41	1.37

Less distributions paid:
From net investment income	(0.09)	(0.22)
Total distributions paid	(0.09)	(0.22)

Net Asset Value, End of Period	$11.47	$11.15

Total Return(4)(6)	3.65%	13.83%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$104,993	$71,383

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	1.07%	1.29%
After waivers and reimbursements of expenses	0.75%	0.75%

Ratio of net investment income to average net assets(5)
Before waivers and reimbursements of expenses	3.00%	2.61%
After waivers and reimbursements of expenses	3.32%	3.15%

Portfolio turnover rate(4)	38.99%	53.61%

(1)	The Institutional share class commenced operations on June 28, 2013.
(2)	Per share net investment income has been calculated using the daily average shares outstanding method.
(3)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized.
(5)	Annualized.
(6)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund – Retail Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014(1)
Net Asset Value, Beginning of Period	$11.14	$10.00

Income from investment operations:
Net investment income(2)(3)	0.16	0.29
Net realized and unrealized gain on investments	0.23	1.06
Total from investment operations	0.39	1.35

Less distributions paid:
From net investment income	(0.07)	(0.21)
Total distributions paid	(0.07)	(0.21)

Net Asset Value, End of Period	$11.46	$11.14

Total Return(4)(6)	3.54%	13.58%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1,966	$1,273

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	1.42%	1.56%
After waivers and reimbursements of expenses	1.10%	1.10%

Ratio of net investment income to average net assets(5)
Before waivers and reimbursements of expenses	2.53%	2.50%
After waivers and reimbursements of expenses	2.85%	2.96%

Portfolio turnover rate(4)	38.99%	53.61%

(1)	The Retail share class commenced operations on June 28, 2013.
(2)	Per share net investment income has been calculated using the daily average shares outstanding method.
(3)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized.
(5)	Annualized.
(6)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period/Year

	Six Months Ended
	November 30, 2014	Year Ended	Year Ended	Period Ended
	(Unaudited)	May 31, 2014	May 31, 2013	May 31, 2012(1)
Net Asset Value, Beginning of Period/Year	$10.06	$10.07	$10.20	$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)(3)	0.05	0.01	(0.10)	(0.04)
Net realized and unrealized
gain (loss) on investments	(0.01)	0.18	0.11	0.33
Total from investment operations	0.04	0.19	0.01	0.29

Less distributions paid:
From net investment income	(0.08)	(0.20)	(0.14)	(0.09)
Total distributions paid	(0.08)	(0.20)	(0.14)	(0.09)

Net Asset Value, End of Period/Year	$10.02	$10.06	$10.07	$10.20

Total Return(4)(6)	0.43%	1.14%	0.08%	2.90%

Supplemental Data and Ratios:
Net assets at end of period/year (000’s)	$98,923	$109,404	$124,016	$143,623

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	0.64%	0.71%	0.59%	0.63%
After waivers and reimbursements of expenses	0.66%	0.70%	0.59%	0.63%

Ratio of net investment income (loss)
to average net assets(5)
Before waivers and reimbursements of expenses	0.97%	0.12%	(0.96)%	(0.39)%
After waivers and reimbursements of expenses	0.95%	0.13%	(0.96)%	(0.39)%

Portfolio turnover rate(4)	18.73%	72.73%	78.90%	87.78%

(1)	The Institutional share class commenced operations on June 30, 2011.
(2)	Per share net investment income (loss) has been calculated using the daily average shares outstanding method.
(3)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Retail Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period/Year

	Six Months Ended
	November 30, 2014	Year Ended	Year Ended	Period Ended
	(Unaudited)	May 31, 2014	May 31, 2013	May 31, 2012(1)
Net Asset Value, Beginning of Period/Year	$9.90	$9.92	$10.05	$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)(3)	0.05	(0.03)	(0.13)	(0.03)
Net realized and unrealized
gain (loss) on investments	(0.02)	0.11 (7)	0.11	0.11
Total from investment operations	0.03	0.08	(0.02)	0.08

Less distributions paid:
From net investment income	(0.07)	(0.10)	(0.11)	(0.03)
Total distributions paid	(0.07)	(0.10)	(0.11)	(0.03)

Net Asset Value, End of Period/Year	$9.86	$9.90	$9.92	$10.05

Total Return(4)(6)	0.31%	0.79%	(0.19)%	0.85%

Supplemental Data and Ratios:
Net assets at end of period/year (000’s)	$1,298	$1,081	$3,112	$1

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	0.89%	0.96%	0.85%	0.88%
After waivers and reimbursements of expenses	0.91%	0.95%	0.85%	0.88%

Ratio of net investment income (loss)
to average net assets(5)
Before waivers and reimbursements of expenses	0.98%	(0.34)%	(1.33)%	(0.74)%
After waivers and reimbursements of expenses	0.96%	(0.33)%	(1.33)%	(0.74)%

Portfolio turnover rate(4)	18.73%	72.73%	78.90%	87.78%

(1)	The Retail share class commenced operations on December 30, 2011.
(2)	Per share net investment income (loss) has been calculated using the daily average shares outstanding method.
(3)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(7)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds
Notes to Financial Statements
November 30, 2014 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The M.D. Sass Funds (the “Funds”) each represent a distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the “1-3 Year Duration U.S. Agency Bond Fund”) is to achieve a high and stable rate of return, when and as opportunities are available in the context of preserving capital in adverse markets. The investment objective of the M.D. Sass Equity Income Plus Fund (the “Equity Income Plus Fund”) is to generate income as well as capital appreciation, while emphasizing downside protection.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The 1-3 Year Duration U.S. Agency Bond Fund currently offers two classes of shares, the Institutional Class and the Retail Class.  The Retail Class shares are subject to a 0.25% distribution (12b-1) fee. The Equity Income Plus Fund currently offers two classes of shares, the Institutional Class and the Retail Class. The Retail Class shares are subject to a 0.25% distribution (12b-1) fee and a 0.10% shareholder servicing fee. Each class of shares in both Funds have identical rights and privileges except with respect to the distribution and shareholder servicing fees and voting rights on matters affecting a single class of shares. Retail Class shares of the Equity Income Plus Fund are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The 1-3 Year Duration U.S. Agency Bond Fund’s registration statement became effective on June 22, 2011. The Institutional share class commenced operations on June 30, 2011. The Retail share class commenced operations on December 30, 2011.  The Equity Income Plus Fund’s registration statement became effective on June 28, 2013 at which time the Institutional and Retail Classes commenced operations.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by M.D. Sass Investors Services, Inc. and M.D. Sass, LLC (the “Advisers”), advisers to the 1-3 Year Duration U.S. Agency Bond Fund and Equity Income Plus Fund, respectively.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day and will generally be classified as level 2.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized as level 2 of the fair value hierarchy.

U.S. Government Agency Securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized as level 2 of the fair value hierarchy.

Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as level 2.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of November 30, 2014:

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

Equity Income Plus Fund

	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$88,974,580	$—	$—	$88,974,580
Real Estate Investment Trusts	13,432,104	—	—	13,432,104
Purchased Options	1,017,442	—	—	1,017,442
Total Equities	$103,424,126	$—	$—	$103,424,126
Short-Term Investments	3,813,567	—	—	3,813,567
Total Investments in Securities	$107,237,693	$—	$—	$107,237,693
Liabilities:
Written Options	$2,608,748	$1,763,138	$—	$4,371,886
Total Liabilities	$2,608,748	$1,763,138	$—	$4,371,886

(1)	See the Schedule of Investments for industry classifications.

1-3 Year Duration U.S. Agency Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage Backed Securities	$—	$88,241,593	$—	$88,241,593
U.S. Government Agency Issue	—	4,007,136	—	4,007,136
U.S. Government Note/Bond	—	6,816,069	—	6,816,069
Total Fixed Income	$—	$99,064,798	$—	$99,064,798
Short-Term Investments	5,390,511	—	—	5,390,511
Total Investments in Securities	$5,390,511	$99,064,798	$—	$104,455,309

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  During the period, there were no transfers between levels for the Funds.  It is the Funds’ policy to record transfers between levels as of the end of the reporting period.

(b)	Derivative Instruments

The 1-3 Year Duration U.S. Agency Bond Fund did not hold any financial derivative instruments during the period.

The Equity Income Plus Fund invested in derivative instruments, such as purchased and written options, during the period.

The following sets forth the fair value of derivative instruments as reported for the Equity Income Plus Fund within the Statement of Assets and Liabilities as of November 30, 2014:

	Asset Derivatives		Liability Derivatives
Derivatives not
accounted for
as hedging	Statements of Assets &		Statements of Assets &
instruments	Liabilities Location	Value	Liabilities Location	Value
Equity Contracts –	Investments,		Written options,
Options	at value	$1,017,442	at value	$4,371,886
Total		$1,017,442		$4,371,886

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

The effect of derivative instruments for the Equity Income Plus Fund on the Statements of Operations for the period ended November 30, 2014 was as follows:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options(1)	Options	Total
Equity Contracts	$(642,258)	$(1,404,888)	$(2,047,146)
Total	$(642,258)	$(1,404,888)	$(2,047,146)

Change in Net Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options(1)	Options	Total
Equity Contracts	$(508,052)	$(1,160,208)	$(1,668,260)
Total	$(508,052)	$(1,160,208)	$(1,668,260)

(1)	Reflected within investments and purchased options on the Statements of Operations.

ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities” deals with offsetting assets and liabilities on the Statement of Assets and Liabilities with respect to derivative instruments.  The Fund is not subject to any Master Netting Arrangements, therefore the Fund was not required to offset any assets or liabilities.

Options

GAAP requires enhanced disclosures about the Equity Income Plus Fund’s derivative activities, including how such activities are accounted for and their effect on the Equity Income Plus Fund’s financial position and results of operations.

The Equity Income Plus Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Equity Income Plus Fund enters into written call options to reduce volatility of the portfolio and/or earn premium income. Additionally, for hedging purposes, the Equity Income Plus Fund will periodically buy put options on equity securities indices. The Equity Income Plus Fund’s option component of overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Adviser writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Equity Income Plus Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.

The Equity Income Plus Fund may purchase put options on indices and enter into related closing transactions.  As a holder of a put option, the Equity Income Plus Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.

When the Equity Income Plus Fund writes an option, an amount equal to the premium received by the Equity Income Plus Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Equity Income Plus Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Equity Income Plus Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Equity Income Plus Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

When purchasing options, the Equity Income Plus Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Equity Income Plus Fund has a realized gain or loss.

Transactions in options written during the period ended November 30, 2014 for the Equity Income Plus Fund were as follows:

	Contracts	Premiums
Outstanding, beginning of period	15,884	$2,148,672
Options written	51,703	6,365,931
Options terminated in closing transactions	(36,664)	(5,117,059)
Options exercised	(3,735)	(224,704)
Options expired	(3,870)	(325,912)
Outstanding, end of period	23,318	$2,846,928

As of November 30, 2014, the fair value of long positions which served as collateral for call options written was $102,436,684.

Transactions in purchased options during the six months ended November 30, 2014 were as follows:

Contracts
Outstanding, beginning of period	3,120
Options purchased	4,128
Options terminated in closing transactions	(580)
Options exercised	—
Options expired	(1,820)
Outstanding, end of period	4,848

(c)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended November 30, 2014, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. federal tax authorities for the tax periods since the commencement of operations.

(d)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(g)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of the Retail Class shares. Shareholder servicing fees are expensed at 0.10% of average daily net assets of the Equity Income Plus Fund – Retail Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

(h)	Other

Investment transactions are recorded on the trade date.  The Funds determine the gain or loss from investment transactions using the first in-first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis.  Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain (loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.  Gains and losses on principal payments of mortgage-backed securities (paydowns gains and losses) are included as an adjustment to interest income in the Statements of Operations.

(3)	Federal Tax Matters

The tax character of distributions paid during the periods ended May 31, 2013 and May 31, 2014 were as follows:

Equity Income Plus Fund
	May 31, 2014	May 31, 2013
Ordinary Income	$1,244,551	N/A
Long-Term Capital Gain	—	N/A

1-3 Year Duration U.S. Agency Bond Fund
	May 31, 2014	May 31, 2013
Ordinary Income	$1,300,316	$2,151,622
Long-Term Capital Gain	—	—

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

As of May 31, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

	Equity	1-3 Year Duration
	Income	U.S. Agency
	Plus Fund	Bond Fund
Cost basis of investments for federal income tax purposes	$70,157,808	$107,142,477
Gross tax unrealized appreciation	7,998,793	3,088,828
Gross tax unrealized depreciation	(3,275,722)	(162,206)
Net tax unrealized appreciation	4,723,071	2,926,622
Undistributed ordinary income	99,084	3,235
Undistributed long-term capital gain	—	—
Total distributable earnings	99,084	3,235
Other accumulated losses	(941,007)	(4,339,465)
Total accumulated gain/(losses)	$3,881,148	$(1,409,608)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of losses on wash sales and straddle adjustments.

At May 31, 2014, the 1-3 Year Duration U.S. Agency Bond Fund and the Equity Income Plus Fund had short-term capital loss carryovers of $3,553,618 and $168,371, respectively, and the 1-3 Year Duration U.S. Agency Bond Fund had long-term capital loss carryovers of $489,394.  These losses will be carried forward indefinitely to offset future realized capital gains.  To the extent the Funds’ realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryovers.

At May 31, 2014, the Funds deferred, on a tax basis, post-October losses of $407,887 and $296,453 for the Equity Income Plus Fund and 1-3 year Duration U.S. Agency Bond Fund, respectively.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2014, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

1-3 Year Duration U.S. Agency Bond Fund
Undistributed Net Investment Income/(Loss)	$1,169,304
Accumulated Net Realized Gain/(Loss)	$(1,169,304)

The Equity Income Plus Fund did not have any reclassifications to report for the period ended May 31, 2014.

(4)	Investment Advisers

The Trust has Investment Advisory Agreements (collectively, the “Agreement”) with the Advisers to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Funds compensate the Advisers for their management services at the annual rate of 0.30% and 0.75% of the Funds’ average daily net assets for the 1-3 Year Duration U.S. Agency Bond Fund and Equity Income Plus Fund, respectively.

The Advisers have contractually agreed to waive their management fee and/or reimburse the Funds’ other expenses at least through the expiration dates listed below, to the extent necessary to ensure that the Funds’ operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets.

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

	Expiration Date	Expense Limitation Cap
Equity Income Plus Fund
Institutional Class	June 29, 2016	0.75%
Retail Class	June 29, 2016	1.10%

1-3 Year Duration U.S. Agency Bond Fund
Institutional Class	September 28, 2016	0.70%
Retail Class	September 28, 2016	0.95%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of the waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.  The following table details the remaining waived or reimbursed expenses subject to potential recovery expiring:

November 30, 2017
Equity Income Plus Fund
Institutional Class	$134,127
Retail Class	2,752

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Funds, which authorizes the payment to Quasar Distributors, LLC (the “Distributor”) of a distribution fee of 0.25% of the Funds’ average daily net assets of Retail Class shares for services to prospective Fund shareholders and distribution of the Funds’ Retail Class shares. During and as of November 30, 3014, the Funds accrued and owed expenses pursuant to the 12b-1 Plan as follows:

	Accrued	Owed
Equity Income Plus Fund	$2,148	$ 864
1-3 Year Duration U.S. Agency Bond Fund	1,458	2,131

The 12b-1 Plan also authorizes payment of a shareholder servicing fee of 0.10% of the average daily net assets of the Retail Class shares for the Equity Income Plus Fund. During the period ended November 30, 2014, the Equity Income Plus Fund accrued shareholder servicing fees of $859.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the period ended November 30, 2014, and owed as of November 30, 2014, are as follows:

	Incurred	Owed
Equity Income Plus Fund	$49,222	$23,794
1-3 Year Duration U.S. Agency Bond Fund	53,761	26,476

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the period ended November 30, 2014, and owed as of November 30, 2014, are as follows:

Fund Accounting	Incurred	Owed
Equity Income Plus Fund	$ 1,647	$ 826
1-3 Year Duration U.S. Agency Bond Fund	33,502	14,924

Transfer Agency	Incurred	Owed
Equity Income Plus Fund	$22,790	$10,222
1-3 Year Duration U.S. Agency Bond Fund	21,836	13,015

Custody	Incurred	Owed
Equity Income Plus Fund	$ 4,990	$ 2,794
1-3 Year Duration U.S. Agency Bond Fund	11,695	5,560

Each Fund has a line of credit with US Bank (see Note 10).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Funds are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended November 30, 2014, and owed as of November 30, 2014, are as follows:

	Incurred	Owed
Equity Income Plus Fund	$6,039	$3,094
1-3 Year Duration U.S. Agency Bond Fund	6,039	3,092

(7)	Capital Share Transactions

Transactions in shares of the Equity Income Plus Fund were as follows:

Institutional Class

	Six Months Ended	Period Ended
	November 30, 2014	May 31, 2014(1)
Shares sold	2,926,450	4,638,199
Shares issued from transfer-in-kind	—	2,255,824
Shares reinvested	50,649	109,301
Shares redeemed	(226,423)	(601,105)
Net increase	2,750,676	6,402,219

Retail Class

	Six Months Ended	Period Ended
	November 30, 2014	May 31, 2014(1)
Shares sold	62,259	160,102
Shares reinvested	923	1,590
Shares redeemed	(5,866)	(47,436)
Net increase	57,316	114,256

(1)	The Equity Income Plus Fund commenced operations June 28, 2013.

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

Transactions in shares of the 1-3 Year Duration U.S. Agency Bond Fund were as follows:

Institutional Class

	Six Months Ended	Year Ended
	November 30, 2014	May 31, 2014
Shares sold	567,682	5,560,161
Shares reinvested	69,924	93,921
Shares exchanged from
StoneCastle Treasurer Class	—	201,305 (1)
Shares redeemed	(1,640,951)	(7,330,469)
Net decrease	(1,003,345)	(1,475,082)

Retail Class

	Six Months Ended	Year Ended
	November 30, 2014	May 31, 2014
Shares sold	21,799	203
Shares reinvested	852	1,114
Shares redeemed	(145)	(205,875)
Net increase (decrease)	22,506	(204,558)

(1)	The StoneCastle Treasurer Class shares were converted to Institutional Class shares February 20, 2014.

(8)	Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and amounts transferred in-kind noted below) for the Funds for the period ended November 30, 2014 are summarized below:

	Equity Income	1-3 Year Duration
	Plus Fund	U.S. Agency Bond Fund
Purchases:
U.S. Government	$—	$19,363,306
Other	58,596,185	—
Sales:
U.S. Government	$—	$45,649,908
Other	33,373,331	—

During the period ended May 31, 2014, the Equity Income Plus Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash and cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued at a fair value of $1,703,879 and $21,789,895, respectively.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At November 30, 2014, National Financial Services, LLC and The New Hillman Co. held 83.23% and 33.9%, of the outstanding shares of the Retail Class and Institutional Class, respectively, of the 1-3 Year Duration U.S. Agency Bond Fund.  At November 30, 2014, National Financial Services, LLC held 67.75% of the outstanding shares of the Retail Class of the Equity Income Plus Fund.

(10)	Line of Credit

At November 30, 2014, the Equity Income Plus and 1-3 Year Duration U.S. Agency Bond Funds, had lines of credit with a maximum amount of borrowing for the lessor of $9,000,000 and $15,000,000, respectively, or 33% of unencumbered assets of each Fund which mature August 13, 2015. These unsecured lines of credit are intended to

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2014 (Unaudited)

provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. The Funds did not utilize the line of credit during the period ended November 30, 2014.

(11)	Subsequent Event

On December 30, 2014, the 1-3 Year Duration U.S. Agency Bond Fund declared and paid a distribution from ordinary income of $309,677 and $3,939 to the shareholders of record on December 29, 2014 of the Institutional and Retail Classes, respectively.

On December 30, 2014, the Equity Income Plus Fund declared and paid a distribution from ordinary income of $1,027,320 and $17,506 to the shareholders of record on December 29, 2014 of the Institutional and Retail Classes, respectively.  On December 30, 2014, the Equity Income Plus Fund declared and paid a distribution from long term capital gains of $828,544 and $15,534 to the shareholders of record on December 29, 2014 of the Institutional and Retail Classes, respectively.

M.D. Sass Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

M.D. Sass Equity Income Plus Fund

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 13, 2014 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the M.D. Sass Equity Income Plus Fund (the “Fund”), a series of the Trust, and M.D. Sass, LLC, the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 19, 2014 to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2015.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Martin D. Sass, the Fund’s portfolio manager, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund’s Institutional Class shares for the year-to-date period ended April 30, 2014.  In assessing the quality of the portfolio management services provided by the Adviser, the Trustees also compared the short-term performance of the Fund on both an absolute basis and in comparison to a benchmark index, the CBOE S&P 500 Buy Write Index, and in comparison to a peer group of U.S. open-end long/short equity funds as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

M.D. Sass Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

The Trustees noted that for the year-to-date period ended April 30, 2014, the Fund’s performance for Institutional Class shares ranked below the Morningstar Peer Group median, falling at the top of the third quartile.  The Trustees also noted that for the since inception period ended March 31, 2014 the Fund’s Institutional Class shares had outperformed the benchmark index, and for the since inception and year-to-date periods ended March 31, 2014 was generally in alignment with performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees also considered the cost structure of the Fund relative to the Morningstar Peer Group.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had subsidized the Fund’s operations since the Fund’s inception and had not recouped those subsidies.  The Trustees also examined the level of profits realized by the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage commissions.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 19, 2014 meeting and the August 13, 2014 meeting at which the Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 0.75% fell within the first quartile and was below its Morningstar Peer Group average of 1.05%, which fell within the third quartile.  The Trustees observed that the Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 0.75% for Institutional Class shares fell at the bottom of the first quartile as the lowest of the Morningstar Peer Group, below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.41%, which fell within the third quartile.  The Trustees then compared the fees paid by the Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies and noted that these fees were similar.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser was not realizing profits in connection with its management of the Fund and further concluded that the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Adviser with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees

M.D. Sass Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets appear to be reasonable, and in many cases may benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2015 as being in the best interests of the Fund and its shareholders.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 13, 2014 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the “Fund”), a series of the Trust, and M.D. Sass Investors Services, Inc., the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 19, 2014 (the “June 19, 2014 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2015.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Hugh R. Lamle, Dominic Bruno, Nancy Persoons, Lipkee Lu and Steve Clancy, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its

M.D. Sass Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund’s Institutional Class shares for the year-to-date and one-year periods ended April 30, 2014.  In assessing the quality of the portfolio management services provided by the Adviser, the Trustees also compared the performance of the Fund on both an absolute basis and in comparison to a benchmark index, the Bank of America/Merrill Lynch 1-3 Year U.S. Treasury Index, and in comparison to a peer group of U.S. open-end short government funds as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

The Trustees noted that for the year-to-date and one-year periods ended April 30, 2014, the Fund’s performance for Institutional Class shares ranked above the Morningstar Peer Group medians, falling within the first quartile for each period.  The Trustees further noted the performance for the one-year period was the best of the Morningstar Peer Group.  The Trustees also noted that for the year-to-date and since inception periods ended March 31, 2014, the Fund’s Institutional Class shares had outperformed the Bank of America/Merrill Lynch 1-3 Year U.S. Treasury Index and were generally in alignment with performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees also considered the cost structure of the Fund relative to the Morningstar Peer Group.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had subsidized the Fund’s operations since the Fund’s inception and had not fully recouped those subsidies.  The Trustees also examined the level of profits realized by the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage commissions, noting that the Adviser makes no effort to seek soft dollar arrangements.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 19, 2014 meeting and the August 13, 2014 meeting at which the Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 0.30% fell within the first quartile and was below its Morningstar Peer Group average of 0.40%, which fell within the second quartile.  The Trustees observed that the Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 0.70% for Institutional Class shares fell within the fourth quartile and was above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.64%, which fell within the second quartile.  The Trustees then compared the fees paid by the Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies and noted that these fees were similar.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded, based on a profitability analysis prepared by the Adviser, that the Adviser’s profit from sponsoring the Fund had not been, and currently was not, excessive and that the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.

M.D. Sass Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Adviser with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets appear to be reasonable, and in many cases may benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2015 as being in the best interests of the Fund and its shareholders.

M.D. Sass Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

M.D. Sass Funds
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-MDS-FUND (1-855-637-3863).

Independent Trustees
				Number of
		Term of		Portfolios	Other Directorships
	Position(s)	Office and		in Trust	Held by Trustee
Name,	Held with	Length of	Principal Occupation(s)	Overseen	During the
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Past Five Years

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and Chair,	36	Independent Trustee,
615 E. Michigan St.		Term; Since	Department of Accounting,		USA MUTUALS (an
Milwaukee, WI 53202		August 22,	Marquette University (2004–present).		open-end investment
Age: 59		2001			company with two
					portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest Airlines, Inc.	36	Independent Trustee,
615 E. Michigan St.		Term; Since	(airline company) (1986–present).		USA MUTUALS (an
Milwaukee, WI 53202		August 22,			open-end investment
Age: 58		2001			company with two
					portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired. Managing Director, Chief	36	Independent Trustee,
615 E. Michigan St.		Term; Since	Administrative Officer (“CAO”) and		Gottex Multi-Asset
Milwaukee, WI 53202		October 23,	Chief Compliance Officer (“CCO”),		Endowment fund complex
Age: 71		2009	Granite Capital International Group,		(three closed- end
			L.P. (an investment management firm)		investment companies);
			(1994–2011).		Independent Trustee,
					Gottex Multi-Alternatives
					fund complex (three
					closed-end investment
					companies); Independent
					Manager, Ramius IDF,
					LLC, (two closed- end
					investment companies);
					Independent Trustee,
					Gottex Trust (an open-end
					investment company with
					one portfolio).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice President, U.S.	36	Trustee, Buffalo Funds
615 E. Michigan St.	and	Term; Since	Bancorp Fund Services, LLC		(an open- end
Milwaukee, WI 53202	Trustee	August 22,	(1994–present).		investment company
Age: 52		2001			with ten portfolios);
					Trustee, USA
					MUTUALS (an open-
					end investment
					company with two
					portfolios).

M.D. Sass Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of		Portfolios	Other Directorships
	Position(s)	Office and		in Trust	Held by Trustee
Name,	Held with	Length of	Principal Occupation(s)	Overseen	During the
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Past Five Years

John Buckel	President	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Principal	January 24,	(2004–present).
Age: 57	Executive	2013
Officer

Jennifer A. Lima	Vice	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202	Treasurer	January 24,	(2002–present).
Age: 40	and	2013
Principal
Financial and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund Services,
Milwaukee, WI 53202		November 15,	LLC (2004–present).
Age: 35		2005

Adam W. Smith	Assistant	Indefinite	Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Secretary	Term; Since	Fund Services, LLC (April 2012–
Milwaukee, WI 53202		January 22,	present); Research Associate,
Age: 33		2015	Vista360, LLC (May 2010–
April 2012), Student, Marquette
University Law School (August
2007–May 2012).

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Fund Services, LLC, (January
Milwaukee, WI 53202	Officer, Vice	July 1, 2014	2014–present); Senior Vice President,
Age: 54	President and		Ariel Investments, LLC, (2010–2013);
	Anti-Money		Vice President, Ariel Investments, LLC,
	Laundering		(2003–2010).
Officer

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		July 21,	(2008–present).
Age: 32		2011

Peter J. Chappy	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 22,	(2008–present).
Age: 39		2015

Cullen O. Small	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 22,	(2010–present).
Age: 27		2015

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended May 31, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

M.D. Sass Equity Income Plus Fund	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2014 was as follows:

M.D. Sass Equity Income Plus Fund	100%

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-MDS-FUND (1-855-637-3863).  A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-MDS-FUND (1-855-637-3863), or by accessing the SEC’s website at http://www.sec.gov.

The Funds file a complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-MDS-FUND (1-855-637-3863) to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

M.D. SASS FUNDS

Investment Advisers	Equity Income Plus Fund
M.D. Sass, LLC
1185 Avenue of the Americas, 18th Floor
New York, New York 10036

1-3 Year Duration U.S. Agency Bond Fund
M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas, 18th Floor
New York, New York 10036

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date February 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date February 2, 2015

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date February 2, 2015

* Print the name and title of each signing officer under his or her signature.